PROPERTY, PLANT AND EQUIPMENT (PP&E) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	$ 152,195,000	$ 165,270,000	$ 191,678,000
Additions	8,815,000	950,000	13,824,000
Acquisition of new entities	0	2,628,000	491,000
Disposals	478,000	24,444,000	5,876,000
Transfers	(4,362,000)	0	0
Translation differences	(15,334,000)	7,791,000	(7,199,000)
Property, plant and equipment Period End	123,940,000	152,195,000	165,270,000
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	368,168,000	343,127,000	298,533,000
Additions	27,751,000	50,176,000	32,624,000
Acquisition of new entities	0	2,628,000	491,000
Disposals	19,227,000	42,937,000	26,392,000
Transfers	(4,362,000)	0	0
Translation differences	(36,247,000)	15,174,000	37,871,000
Property, plant and equipment Period End	337,284,000	368,168,000	343,127,000
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(215,973,000)	(177,857,000)	(106,855,000)
Additions	(36,566,000)	(49,226,000)	(46,448,000)
Acquisition of new entities	0	0	0
Disposals	18,749,000	18,493,000	20,516,000
Transfers	0	0	0
Translation differences	20,913,000	(7,383,000)	(45,070,000)
Property, plant and equipment Period End	(213,344,000)	(215,973,000)	(177,857,000)
Land and natural resources | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	0	0	37,000
Additions	0	0	0
Acquisition of new entities	0	0	0
Disposals	0	0	38,000
Transfers	0	0	0
Translation differences	0	0	1,000
Property, plant and equipment Period End	0	0	0
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	6,600
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	11,443,000	9,792,000	9,733,000
Additions	0	272,000	0
Acquisition of new entities	0	0	0
Disposals	1,000	0	0
Transfers	0	0	285,000
Translation differences	(514,000)	1,379,000	(226,000)
Property, plant and equipment Period End	12,129,000	11,443,000	9,792,000
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(3,878,000)	(3,232,000)	(3,626,000)
Additions	(396,000)	(839,000)	(108,000)
Acquisition of new entities	0	0	0
Disposals	0	653,000	402,000
Transfers	0	0	0
Translation differences	316,000	(460,000)	100,000
Property, plant and equipment Period End	(4,425,000)	(3,878,000)	(3,232,000)
Plant and machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	8,659,000	6,843,000	9,330,000
Additions	55,000	211,000	144,000
Acquisition of new entities	0	575,000	0
Disposals	59,000	0	86,000
Transfers	0	437,000	536,000
Translation differences	(468,000)	593,000	(3,081,000)
Property, plant and equipment Period End	8,187,000	8,659,000	6,843,000
Plant and machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(5,687,000)	(4,068,000)	(4,171,000)
Additions	(1,010,000)	(1,049,000)	(1,130,000)
Acquisition of new entities	0	0	0
Disposals	0	13,000	370,000
Transfers	0	0	0
Translation differences	365,000	(583,000)	863,000
Property, plant and equipment Period End	(6,332,000)	(5,687,000)	(4,068,000)
Furniture, tools and other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Additions	5,600,000
Furniture, tools and other tangible assets | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	329,058,000	317,228,000	243,166,000
Additions	15,154,000	27,800,000	20,984,000
Acquisition of new entities	0	2,053,000	477,000
Disposals	18,204,000	32,300,000	26,155,000
Transfers	952,000	3,117,000	12,310,000
Translation differences	(32,412,000)	11,160,000	66,446,000
Property, plant and equipment Period End	294,548,000	329,058,000	317,228,000
Furniture, tools and other tangible assets | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(206,408,000)	(170,557,000)	(99,058,000)
Additions	(35,160,000)	(47,338,000)	(45,210,000)
Acquisition of new entities	0	0	0
Disposals	18,749,000	17,827,000	19,744,000
Transfers	0	0	0
Translation differences	20,232,000	(6,340,000)	(46,033,000)
Property, plant and equipment Period End	(202,587,000)	(206,408,000)	(170,557,000)
PP&E under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	7,400,000
PP&E under construction | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	19,008,000	9,264,000	36,267,000
Additions	12,542,000	21,893,000	11,496,000
Acquisition of new entities	0	0	14,000
Disposals	963,000	10,637,000	113,000
Transfers	(5,314,000)	(3,554,000)	(13,131,000)
Translation differences	(2,853,000)	2,042,000	(25,269,000)
Property, plant and equipment Period End	$ 22,420,000	$ 19,008,000	$ 9,264,000